NON-CONTROLLING INTERESTS - Non-controlling Interests (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Non-Controlling Interest 1 [Abstract]
REUs and Special LP Units	$ 15,490	$ 14,871
FV LTIP units of the Operating Partnership	9	10
Interest of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Corporation	3,033	2,959
Preferred equity of subsidiaries	2,620	2,769
Non-controlling interests in subsidiaries and properties	12,107	12,941
Total interests of others in operating subsidiaries and properties	17,760	18,669
Total non-controlling interests	$ 33,259	$ 33,550